Label	Element	Value
In accordance with IFRS 9 [member]
Increase (Decrease) Through Adoption Of New Accounting Principle	btg_IncreaseDecreaseThroughAdoptionOfNewAccountingPrinciple	$ 0
Retained earnings [member] | In accordance with IFRS 9 [member]
Increase (Decrease) Through Adoption Of New Accounting Principle	btg_IncreaseDecreaseThroughAdoptionOfNewAccountingPrinciple	45,478,000
Accumulated other comprehensive income [member] | In accordance with IFRS 9 [member]
Increase (Decrease) Through Adoption Of New Accounting Principle	btg_IncreaseDecreaseThroughAdoptionOfNewAccountingPrinciple	$ (45,478,000)